Quarterly Report
March 31, 2020
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 62.0%
MFS Global Governments Portfolio - Initial Class	2,725,518	$30,225,997
MFS Government Securities Portfolio - Initial Class	2,858,144	37,241,622
MFS High Yield Portfolio - Initial Class	3,841,598	19,707,396
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,649,406	38,829,681
MFS Limited Maturity Portfolio - Initial Class	4,635,969	46,452,411
MFS Total Return Bond Series - Initial Class	4,983,637	65,534,824
		$237,991,931
International Stock Funds – 8.1%
MFS International Growth Portfolio - Initial Class	664,418	$7,707,247
MFS International Intrinsic Value Portfolio - Initial Class	299,683	7,731,809
MFS Research International Portfolio - Initial Class	1,132,694	15,404,641
		$30,843,697
Specialty Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	626,456	$7,667,821
U.S. Stock Funds – 27.5%
MFS Growth Series - Initial Class	426,922	$22,285,320
MFS Mid Cap Growth Series - Initial Class	1,822,109	15,196,391
MFS Mid Cap Value Portfolio - Initial Class	2,481,740	14,964,889
MFS New Discovery Series - Initial Class	246,041	3,865,312
MFS New Discovery Value Portfolio - Initial Class	624,271	3,839,269
MFS Research Series - Initial Class	940,647	22,650,769
MFS Value Series - Initial Class	1,426,100	22,717,774
		$105,519,724
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 1.28% (v)	1,672,599	$1,672,933
Total Investment Companies		$383,696,106

Other Assets, Less Liabilities – (0.0)%		(36,186)
Net Assets – 100.0%		$383,659,920
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $383,696,106.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$383,696,106	$—	$—	$383,696,106
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$34,684,158	$93,110	$5,682,167	$(118,407)	$1,249,303	$30,225,997
MFS Global Real Estate Portfolio	8,712,875	1,263,316	435,179	112,836	(1,986,027)	7,667,821
MFS Government Securities Portfolio	43,272,484	70,131	8,001,151	(416,028)	2,316,186	37,241,622
MFS Growth Series	26,039,297	1,083,483	2,014,889	1,198,522	(4,021,093)	22,285,320
MFS High Yield Portfolio	21,684,412	726,346	514,379	(76,238)	(2,112,745)	19,707,396
MFS Inflation-Adjusted Bond Portfolio	43,317,842	354,415	4,148,344	42,448	(736,680)	38,829,681
MFS Institutional Money Market Portfolio	1,669,745	298,526	295,654	(12)	328	1,672,933
MFS International Growth Portfolio	8,680,310	761,646	132,927	(5,173)	(1,596,609)	7,707,247
MFS International Intrinsic Value Portfolio	8,673,639	412,873	181,780	49,406	(1,222,329)	7,731,809
MFS Limited Maturity Portfolio	52,041,281	674,523	4,630,274	(106,478)	(1,526,641)	46,452,411
MFS Mid Cap Growth Series	17,368,614	1,583,594	1,160,364	125,117	(2,720,570)	15,196,391
MFS Mid Cap Value Portfolio	17,383,710	3,234,304	185,545	8,834	(5,476,414)	14,964,889
MFS New Discovery Series	4,328,209	666,365	209,989	13,468	(932,741)	3,865,312
MFS New Discovery Value Portfolio	4,342,216	1,049,441	53,420	(23,861)	(1,475,107)	3,839,269
MFS Research International Portfolio	17,357,618	1,691,764	260,355	1,488	(3,385,874)	15,404,641
MFS Research Series	26,045,148	2,281,979	1,166,345	240,730	(4,750,743)	22,650,769
MFS Total Return Bond Series	73,626,602	430,754	6,963,821	35,252	(1,593,963)	65,534,824
MFS Value Series	26,055,991	3,275,663	438,942	122,909	(6,297,847)	22,717,774
	$435,284,151	$19,952,233	$36,475,525	$1,204,813	$(36,269,566)	$383,696,106
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	6,495	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Value Series	$—	$—
	$6,495	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
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